ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2015 level
Annual review for goodwill impairment
Number of levels below operating segments level considered for measuring reporting unit level	1
Employee Post-Retirement Benefits
Moving average period of basis used to determine expected return on plan assets	5 years
Corporate | Minimum
Plant, property and equipment
Annual depreciation rate on straight-line basis	3.00%
Corporate | Maximum
Plant, property and equipment
Annual depreciation rate on straight-line basis	20.00%
Natural Gas Pipelines | Pipeline | Minimum
Plant, property and equipment
Annual depreciation rate on straight-line basis	1.00%
Natural Gas Pipelines | Pipeline | Maximum
Plant, property and equipment
Annual depreciation rate on straight-line basis	6.00%
Natural Gas Pipelines | Compression | Minimum
Plant, property and equipment
Annual depreciation rate on straight-line basis	1.00%
Natural Gas Pipelines | Compression | Maximum
Plant, property and equipment
Annual depreciation rate on straight-line basis	6.00%
Liquids Pipelines | Pipeline | Minimum
Plant, property and equipment
Annual depreciation rate on straight-line basis	2.00%
Liquids Pipelines | Pipeline | Maximum
Plant, property and equipment
Annual depreciation rate on straight-line basis	2.50%
Liquids Pipelines | Pumping equipment | Minimum
Plant, property and equipment
Annual depreciation rate on straight-line basis	2.00%
Liquids Pipelines | Pumping equipment | Maximum
Plant, property and equipment
Annual depreciation rate on straight-line basis	2.50%
Energy | Power generation and natural gas storage plant, equipment and structures | Minimum
Plant, property and equipment
Annual depreciation rate on straight-line basis	2.00%
Energy | Power generation and natural gas storage plant, equipment and structures | Maximum
Plant, property and equipment
Annual depreciation rate on straight-line basis	20.00%